ORGANIZATION AND DESCRIPTION OF BUSINESS	Sep. 30, 2025
December 31, 2024
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND OPERATIONS

Farmhouse, Inc. (the “Company”) is a Nevada corporation focused on technology and brand development. The Company operates through its wholly owned subsidiaries, including Farmhouse Washington and Farmhouse DTLA, Inc., and holds a portfolio of intellectual property assets, including domains and assorted trademarks.

The Company was originally incorporated in 2013 and has undergone several name and domicile changes, most recently adopting the Farmhouse name in 2019 following the acquisition of Farmhouse Washington. The financial statements represent a continuation of Farmhouse Washington, adjusted to reflect the capital structure of the parent.

The Company previously pursued Web3 licensing initiatives, which have since been discontinued. It is currently focused on strategic acquisitions to leverage its public company platform and enhance shareholder value.

Share Exchange Agreement with Thrown, LLC

In alignment with this strategic shift, on September 10, 2024, the Company entered into a Share Exchange Agreement (“SEA”) with Thrown, LLC (“Thrown”) and its members. Thrown is a beverage company and its initial product is Good Game by T-Pain, a nootropic esports beverage packaged in 2-ounce servings. Under the SEA, the Company will acquire all the membership interests of Thrown in exchange for 5,130,000 newly issued shares of common stock. This represents approximately 25% of the Company’s total issued and outstanding shares following the closing of the transaction. As of June 20, 2025, the date of this report, the transaction has not closed, and discussions with Thrown management are ongoing. See Notes 3 and 13.

Proposed Acquisition of Ledgewood Holdings, LLC

On June 9, 2025, the Company entered into a non-binding term sheet with Ledgewood Holdings, LLC (“Ledgewood”), a multi-unit franchise operator with approximately $31 million in trailing twelve-month revenue. The term sheet contemplates the acquisition of Ledgewood by the Company through the issuance of up to 31,000,000 shares of the Company’s common stock. The term sheet is non-binding and subject to the execution of definitive agreements, and accordingly, as of June 20, 2025, the date of this report, there can be no assurance that the transaction will be consummated on the terms proposed or at all. See Note 13.

Going Concern and Management Plans

The accompanying audited consolidated financial statements have been prepared assuming the Company will continue as a going concern. For the year ended December 31, 2024, the Company incurred a net loss of $464,343 and had a stockholders’ deficit of $2,342,570. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these financial statements are issued.

Management intends to address this uncertainty through continued financing from officer loans, third-party borrowings, and equity sales. While no assurance can be given, management believes these sources will provide sufficient liquidity to support operations in the near term.

September 30, 2025
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND OPERATIONS

Farmhouse, Inc. (the “Company”) was incorporated in the State of Nevada and is engaged in technology development and brand management activities. The Company operates through its wholly owned subsidiaries, including Farmhouse Washington, Farmhouse DTLA, Inc., and Farmhouse Treasury, LLC, and holds a portfolio of intellectual property assets consisting primarily of internet domain names and trademarks. The Company’s current strategic focus is to identify and complete acquisitions that enhance long-term shareholder value and to reposition the Company toward opportunities in the digital asset and blockchain sectors.

Share Exchange Agreement with Thrown, LLC

On September 10, 2024, the Company entered into a Share Exchange Agreement (“SEA”) with Thrown, LLC (“Thrown”) and its members. Thrown is a beverage company and its initial product is Good Game by T-Pain, a nootropic esports beverage packaged in 2-ounce servings. Under the SEA, the Company will acquire all the membership interests of Thrown in exchange for 5,130,000 newly issued shares of common stock. As of the date of this report, the transaction has not closed, and discussions with Thrown management are ongoing. See Note 3.

Proposed Acquisition of Ledgewood Holdings, LLC

On June 9, 2025, the Company entered into a non-binding term sheet with Ledgewood Holdings, LLC (“Ledgewood”), a multi-unit franchise operator with approximately $31 million in trailing twelve-month revenue. The term sheet contemplated the acquisition of Ledgewood by the Company through the issuance of up to 31,000,000 shares of the Company’s common stock. The term sheet was non-binding and subject to the execution of definitive agreements.

In October 2025, following a review of the Company’s strategic priorities, the Board of Directors determined not to pursue the proposed acquisition in order to focus management and resources on the Company’s developing Digital Asset Treasury (“DAT”) business initiatives. As a result, discussions with Ledgewood have been discontinued, and the Company does not anticipate proceeding with a transaction under the June 9, 2025 term sheet.

Formation of Farmhouse Treasury LLC (“FT”) and Digital Asset Treasury Initiative

On September 19, 2025, the Company organized Farmhouse Treasury LLC, a wholly owned Nevada limited-liability company (“FT”), to pursue the Company’s DAT business initiative. FT was formed under the laws of the State of Nevada and is a manager-managed entity with the CEO and CTO serving as Managers and the Company as the sole Member.

FT was established to develop and oversee the Company’s digital asset strategy, including the management of treasury operations, custody solutions, and capital allocation in digital assets such as Bitcoin and Ethereum. This initiative is intended to position the Company to participate in the emerging digital asset market while implementing robust governance, reporting, and compliance controls consistent with public-company standards.

FT will operate as a wholly owned subsidiary and will be consolidated in the Company’s financial statements. At formation, no capital was contributed and no digital assets were acquired. Accordingly, there was no immediate impact on the Company’s consolidated financial position or results of operations for the three and nine months ended September 30, 2025. The Company expects that future activity within FT may include the purchase and custody of digital assets to support its treasury management objectives.

Potential Crypto Treasury Strategy

In addition to pursuing strategic acquisitions such as those previously disclosed with Thrown, LLC, management continues to evaluate potential treasury and capital management strategies involving digital assets, including Bitcoin. Discussions with Ledgewood Holdings, LLC have been terminated, and no further obligations or negotiations remain outstanding.

The formation of FT (discussed previously) provides a dedicated vehicle to explore, structure, and, if appropriate, implement such digital asset initiatives under a controlled and transparent framework. FT has engaged in preliminary discussions with multiple parties, including cryptocurrency financing and investment platforms, regarding possible structures to implement such a strategy. These discussions remain exploratory in nature, and no binding agreements or definitive plans have been reached. There can be no assurance that any such strategy will be pursued or implemented, or that it will generate the anticipated benefits.

Going Concern and Management Plans

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. For the nine months ended September 30, 2025, the Company incurred a loss from operations of $303,011 and had a stockholders’ deficit of $2,503,509. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date these financial statements are issued.

Management intends to address this uncertainty through continued financing from officer loans, third-party borrowings, and equity sales. While no assurance can be given, management believes these sources will provide sufficient liquidity to support operations in the near term.